Other long-term liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 59,349	$ 38,466
Deferred compensation plan liabilities (Note 17)	91,943	82,221
Other	51,370	64,687
Other long-term liabilities	202,662	185,374
Deferral of the employer side of social security payments under the CARES Act	$ 33,686	$ 48,299